Capital - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Share Capital [Line Items]
Repurchase of shares	9.1	6.7	9.1	13.5
Other financial liabilities	$ 1,106		$ 1,106		$ 129
Private Share Repurchase Agreement [member]
Disclosure of Share Capital [Line Items]
Repurchase of shares			6.0
NCIB [member]
Disclosure of Share Capital [Line Items]
Potential repurchase of common shares			35.5